Cash and cash equivalents, Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	[1]	Oct. 31, 2018	[1]
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 355.9	$ 374.3
Short-term bank deposits	202.5	362.9
Cash and cash equivalents	$ 558.4	$ 737.2	$ 355.7		$ 620.9

[1]	In accordance with the requirements of IFRS 16 “Leases” the results for the Year ended October 31, 2019 have not been restated.